Document and Entity Information	Jun. 02, 2020
Cover [Abstract]
Entity Registrant Name	CRACKER BARREL OLD COUNTRY STORE, INC
Amendment Flag	false
Entity Central Index Key	0001067294
Document Type	8-K
Document Period End Date	Jun. 02, 2020
Entity Incorporation State Country Code	TN
Entity File Number	001-25225
Entity Tax Identification Number	62-0812904
Entity Address, Address Line One	305 Hartmann Drive
Entity Address, City or Town	Lebanon
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37087
City Area Code	(615)
Local Phone Number	444-5533
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock (Par Value $0.01) Rights to Purchase Series A Junior Participating Preferred Stock (Par Value $0.01)
Trading Symbol	CBRL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false